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                            PRUDENTIAL MUTUAL FUNDS
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                         Supplement dated June 4, 2003

   The following information supplements the sections of the Prospectus, for each of the funds listed below, entitled 'Risk/Return Summary--Fees and Expenses,' 'How to Buy, Sell and Exchange Shares of the Fund--How to Buy Shares--Step 2: Choose a Share Class,' 'How to Buy, Sell and Exchange Shares of the Fund--Reducing or Waiving Class A's Initial Sales Charge,' 'How to Buy, Sell and Exchange Shares of the Fund--Waiving Class C's Initial Sales Charge,' 'How to Buy, Sell and Exchange Shares of the Fund--How to Sell Your Shares--Contingent Deferred Sales Charges (CDSC),' 'How to Buy, Sell and Exchange Shares of the Fund--How to Sell Your Shares--Contingent Deferred Sales Charges (CDSC)--Waiver of the CDSC--Class A Shares.' The following information also supplements applicable subsections of the section of the Statement of Additional Information (SAI), for each of the funds listed below, entitled 'Purchase, Redemption and Pricing of Fund Shares':

        Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%. This charge, however, is waived for all such Class A shareholders except for those who purchased their shares through certain broker-dealers that are not affiliated with Prudential Financial, Inc. (Prudential).

        Investors who purchase Class C shares through certain unaffiliated brokers may purchase Class C shares without paying the 1% initial sales charge.

   Listed below are the names of the Prudential mutual funds and the dates of the Prospectuses and SAIs to which this Supplement relates.

Name of Fund                                                            Prospectus and SAI Date
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
Prudential Europe Growth Fund, Inc.                                     June 26, 2002
Prudential Natural Resources Fund, Inc.                                 July 30, 2002
Prudential Municipal Bond Fund
   High Income Series                                                   June 28, 2002
   Insured Series                                                       June 28, 2002
Prudential California Municipal Fund
   California Series                                                    October 24, 2002
   California Money Market Series                                       October 24, 2002
   California Income Series                                             October 24, 2002
Prudential Municipal Series Fund
   Florida Series                                                       October 24, 2002
   New Jersey Series                                                    October 24, 2002
   New Jersey Money Market Series                                       October 24, 2002
   New York Series                                                      October 24, 2002
   New York Money Market Series                                         October 24, 2002
   Pennsylvania Series                                                  October 24, 2002

MF2003C7